Schedule II Supplementary Insurance Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	$ 3,850,840	$ 5,246,343	$ 6,283,236
Deferred sales inducements	431,318	764,554	1,110,192	$ 847,000
Account balances and future policy benefit reserves	115,774,156	105,354,460	97,314,497
Unearned premiums	98,272	145,335	154,116
Policy and contract claims	696,697	620,743	517,925
Net premium and policy fees	1,605,227	1,407,279	1,449,591
Interest and similar income, net	4,522,219	4,325,737	4,175,469
Net benefits	6,959,443	2,163,307	2,400,684
Net change in deferred sales inducements	169,796	219,871	202,410
Net change in policy acquisition costs	274,363	259,407	239,259
Other operating expenses	1,812,144	2,029,388	1,804,437
Annuities
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	3,352,997	4,704,646	5,766,176
Deferred sales inducements	431,318	763,386	1,108,877
Account balances and future policy benefit reserves	107,307,376	97,927,975	90,734,164
Unearned premiums	117	5,864	25,620
Policy and contract claims		1,731
Net premium and policy fees	1,249,793	1,117,580	1,133,285
Interest and similar income, net	4,301,602	4,133,359	3,999,693
Net benefits	6,402,287	1,763,154	2,095,788
Net change in deferred sales inducements	168,628	219,725	200,269
Net change in policy acquisition costs	313,504	315,760	279,582
Other operating expenses	1,447,911	1,737,434	1,510,369
Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	499,742	523,701	486,195
Deferred sales inducements		1,168	1,315
Account balances and future policy benefit reserves	3,930,018	3,172,139	2,678,431
Unearned premiums	35,824	77,790	70,621
Policy and contract claims	3,121	4,438	3,335
Net premium and policy fees	204,920	147,013	172,660
Interest and similar income, net	135,346	113,465	103,326
Net benefits	349,186	194,521	112,236
Net change in deferred sales inducements	1,168	146	2,141
Net change in policy acquisition costs	(59,168)	(69,477)	(53,642)
Other operating expenses	219,519	159,455	165,385
Questar
Supplementary Insurance Information, by Segment [Line Items]
Interest and similar income, net	68	32	3
Other operating expenses	122,990	114,009	110,624
Legacy
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	(1,899)	17,996	30,865
Account balances and future policy benefit reserves	4,536,762	4,254,346	3,901,902
Unearned premiums	62,331	61,681	57,875
Policy and contract claims	693,576	614,574	514,590
Net premium and policy fees	150,514	142,686	143,646
Interest and similar income, net	85,203	78,881	72,447
Net benefits	207,970	205,632	192,660
Net change in policy acquisition costs	20,027	13,124	13,319
Other operating expenses	$ 21,724	$ 18,490	$ 18,059